FAIR VALUE (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Carrying Amount
Fair value:
Long-term debt		$ 3,371,679	$ 3,242,470
Carrying Amount | Recurring | Level 1
Fair value:
Marketable securities	$ 859	1,022	1,095
Carrying Amount | Recurring | Level 2
Fair value:
Long-term debt	3,375,431	3,371,679
Estimated Fair Value | Level 2
Fair value:
Long-term debt		3,616,946	3,716,513
Estimated Fair Value | Recurring | Level 1
Fair value:
Marketable securities	966	1,151	$ 1,349
Estimated Fair Value | Recurring | Level 2
Fair value:
Long-term debt	$ 3,797,978	$ 3,616,946